ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of Accrued expenses and other current liabilities

	As of December 31,
	2024	2025
	$US	$US
Accrued marketing expansion expenses (1)	1,026,243	2,000,725
Accrued payroll and social insurance	795,689	1,068,421
Taxes payable	23,652	80,132
Other accrued expenses (2)	206,004	434,179
Total accrued expenses and other current liabilities	2,051,588	3,583,457

(1)	Accrued marketing expansion expenses as of December 31, 2024 and 2025 primarily related to expenses incurred for expanding into markets including North America, Singapore, and Taiwan, China.

(2)	Other accrued expenses as of December 31, 2024 and 2025 mainly included payable rental fees and expenses paid by employees on behalf of the company, such as travel expenses, payable miscellaneous expenses such as utilities and office expenses for daily operations.